Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Employee Benefit Plan [Line Items]
Employee Benefit Plan

14.    Employee Benefit Plan

The Company sponsors a 401(k) defined contribution plan covering all employees who meet the plan’s eligibility requirements. Participating employees may elect to contribute up to 90% of their compensation each year, subject to certain Internal Revenue Services limits. The plan includes discretionary employer matching and profit-sharing programs for employees who satisfy certain conditions. The Company did not contribute any amounts to this plan during the years ended December 31, 2020 or 2019.